Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Deferred tax
Net deferred tax liability	£ (924)	£ (3,304)	£ (2,413)	£ (7,402)